Cover	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2024
Entity File Number	001-35988
Entity Registrant Name	Vislink Technologies, Inc.
Entity Central Index Key	0001565228
Entity Tax Identification Number	20-5856795
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 Clark Drive
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Mt. Olive
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07828
City Area Code	(908)
Local Phone Number	852-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	VISL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false